FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 197,032	$ 153,093
Restricted cash	12,985	22,009
Marketable securities	1,684	3,684
Fair Value | Level 2
Assets
Related party shareholder loans	6,187	6,228
Derivative assets	2,679	572
Liabilities
Derivative liabilities	10,364	27,692
Fair Value | Level 2 | Floating Rate Debt
Liabilities
Long-term debt - floating	1,273,723	1,054,022
Carrying Value | Level 1
Assets
Cash and cash equivalents	197,032	153,093
Restricted cash	12,985	22,009
Marketable securities	1,684	3,684
Carrying Value | Level 2
Assets
Related party shareholder loans	6,187	6,228
Derivative assets	2,679	572
Liabilities
Derivative liabilities	10,364	27,692
Carrying Value | Level 2 | Floating Rate Debt
Liabilities
Long-term debt - floating	$ 1,273,723	$ 1,054,022